Document and Entity Information	Jul. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 23, 2020
Document Effective Date	Nov. 23, 2020
Prospectus Date	Dec. 01, 2019